Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Advanced to suppliers (a)	2,222,046	1,602,310	226,229
Tax refund (b)	1,924,536	-	-
Deposits (c)	6,238,305	9,644,591	1,361,711
Tax/expenses paid on behalf of clients	413,304	3,182,361	449,315
Loan & interest receivable (d)	-	3,845,273	542,911
Other receivables (e)	1,650,503	3,212,790	453,610
	12,448,694	21,487,325	3,033,776
Allowance for credit losses related to prepaid expenses and other current assets	(237,704)	(8,973,447)	(1,266,953)
Total prepaid expenses and other receivables, net	12,210,990	12,513,878	1,766,823
(a)	The balance mainly represents the advance payments made chartered airlines freight services and rent.
(b)	The balance mainly represents the tax refund JYD SM entitled from international trading business. The Group has recorded full allowance for the portion with doubt of collection.
(c)	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors.
(d)	The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. Refer to Note 8 for details.
(e)	The balance mainly represents the prepaid taxes and some advances to employees.

Schedule of Allowance of Doubtful Accounts	The movement of allowance of doubtful accounts is as follows:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Beginning balance	4,744,565	237,704	33,561
Addition	237,704	8,761,236	1,236,992
Write off	(4,744,565)	(25,493)	(3,600)
Ending balance	237,704	8,973,447	1,266,953